Expense Example - Main Sector Rotation ETF - Main Sector Rotation ETF	Dec. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	$ 962